Consolidated Statement of Financial Position - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Non-current assets
Property, plant and equipment	$ 367,303,525	$ 263,228,588
Capital advances	16,418,065	21,664,764
Restricted bank balance	8,500,000
Non-current assets	392,221,590	284,893,352
Current assets
Inventories	321,789	179,644
Trade and other receivables	690,232	2,348,693
Bank balances and cash	39,389,935	19,830,771
Current assets	40,401,956	22,359,108
TOTAL ASSETS	432,623,546	307,252,460
Equity
Share capital	8,801	8,804
Share premium	101,777,058	101,775,834
Shareholders’ account	73,059,743	71,017,815
General reserve	680,643	680,643
Accumulated losses	(46,907,568)	(64,066,681)
Total equity	128,618,677	109,416,415
Non-current liabilities
Borrowings	180,014,715	74,160,950
Lease liability	79,289,507	28,624,259
Provisions	913,848	13,941
Non-current liabilities	260,218,070	102,799,150
Current liabilities
Derivative warrant liability	13,161,844	15,709,460
Borrowings	7,000,000	14,539,187
Accounts payable, accruals and other payables	13,829,897	61,115,121
Derivative financial instruments		1,518,249
Lease liability	9,795,058	2,154,878
Current liabilities	43,786,799	95,036,895
Total liabilities	304,004,869	197,836,045
TOTAL EQUITY AND LIABILITIES	$ 432,623,546	$ 307,252,460